Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The Company’s provision for income taxes for the three and six months ended June 30, 2026 consists of the following:

	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Current taxes:
Federal	$562,427	$-	$562,427	$-
State	220,954	-	220,954	-
Total current taxes	783,381	-	783,381	-
Deferred taxes:
Federal	(2,360,782)	-	(2,360,782)	-
State	(927,450)	-	(927,450)	-
Total deferred taxes	(3,288,232)	-	(3,288,232)	-
Total income tax provision (benefit)	$(2,504,851)	$-	$(2,504,851)	$-

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities as of June 30, 2026 and December 31, 2025 consist of the following:

	June 30, 2026	December 31, 2025
Deferred tax assets:
Net operating loss carryforwards	$2,560,350	$5,693,874
Employee compensation and benefits	297,698	166,773
Operating lease liabilities	230,991	2,770
Stock-based compensation	600,284	596,136
Gross deferred tax assets	3,689,323	6,459,553
Valuation allowance	-	(6,456,783)
Total deferred tax assets, net of valuation allowance	3,689,323	2,770
Deferred tax liabilities:
Book basis of operation lease ROU assets in excess of tax basis	(230,992)	(2,770)
Book basis of property and equipment in excess of tax basis	(93,851)	-
Other	(403)	-
Total deferred tax liabilities	(325,246)	(2,770)
Net deferred tax asset	$3,364,077	$-

Significant components of the Company’s deferred tax assets as of December 31, 2025 and 2024 are summarized below.

	December 31, 2025	December 31, 2024
Net operating loss carryforwards	$5,693,874	$5,303,813
	5,693,874	5,303,813
Valuation allowance	(5,693,874)	(5,303,813)
Net deferred tax assets	$—	$—

Schedule of Effective Tax Rate

The Company’s effective tax rate for the six months ended June 30, 2026 and 2025 differs from the U.S. federal statutory rate as follows:

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
U.S. federal statutory tax rate	21.0%	21.0%
State income taxes, net of federal benefit	6.5%	6.5%
Transaction costs	0.1%	0.0%
Permanent differences	0.0%	0.0%
Utilization of reserved NOLs	-23.3%	0.0%
Change in valuation allowance	-24.7%	-29.3%
Other	1.8%	1.8%
Effective tax rate	-18.6%	0.0%

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Pre-tax book income (loss)	$13,431,517	$(789,596)
Tax provision (benefit)	(2,504,851)	-
Effective rate	-18.6%	0.0%

The reconciliation below presents the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rate for the years ended December 31, 2025 and 2024.

	December 31, 2025	December 31, 2024
U. S. federal statutory tax rate	(21.0)%	(21.0)%
State statutory tax rate	(8.25)%	(8.25)%
Change in valuation allowance	29.25%	29.25%
Effective tax rate	0.0%	0.0%